As filed with the Securities and Exchange Commission on July 8, 2015

1933 Act Registration Number: 033-53698

1940 Act Registration Number: 811-07322

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 80	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 81

(Check appropriate box or boxes.)

The Integrity Funds

(Exact name of Registrant as Specified in Charter)

1 North Main Street, Minot, North Dakota	58703
(Address of principal offices)	(Zip code)

Registrant's Telephone Number, Including Area Code 701-852-5292

Shannon D. Radke, 1 North Main Street, Minot, ND 58703

(Name and Address of Agent for Service)

With Copies to:

Felice R. Foundos, Chapman and Cutler LLP, 111 West Monroe Street, Chicago, IL 60603-4080

Approximate Date of Proposed Public Offering As soon as practicable after effectiveness

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)

X	on August 3, 2015, pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on (date), pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 80

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 79 to its Registration Statement until August 3, 2015. Parts A, B and C of the Registrant's Post-Effective Amendment No. 79 under the Securities Act of 1933 and Amendment No. 80 under the Investment Company Act of 1940, filed on May 15, 2015, are incorporated by reference herein. This filing relates only to the Class C shares of each of the Integrity Growth & Income Fund and the Integrity Dividend Harvest Fund. It does not affect any other class of shares of either of such series of the Registrant and does not affect any other series of the Registrant.

Signatures

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Number 80 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minot and the State of North Dakota, on the 8th day of July, 2015.

THE INTEGRITY FUNDS
By:	/s/ Shannon D. Radke
Shannon D. Radke
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Number 80 to the Registration Statement has been signed below by the following persons in the capacities indicated on July 8, 2015:

Signature	Title

/s/ Shannon D. Radke	President
Shannon D. Radke	(Principal Executive Officer)

/s/ Adam Forthun	Treasurer
Adam Forthun	(Principal Financial and Accounting Officer)

Robert E. Walstad*	Trustee and Chairman of the Board	)
Jerry M. Stai*	Trustee	)	By:	/s Shannon D. Radke
Orlin W. Backes*	Trustee	)		Shannon D. Radke
R. James Maxson*	Trustee	)		Attorney-in-Fact

*

An original power of attorney authorizing Shannon D. Radke to execute any amendment to Registration Statement No. 33-53698 for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 80 to the Registration Statement is being filed has been executed and previously filed with the Securities and Exchange Commission.